FAIR VALUE MEASUREMENTS (Schedule of Derivative Liability) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning Balance		$ 170,000
Change in fair value reported in the statements of operations
Reduction in value due to note principal conversion	$ (170,000)
Ending Balance